SCHEDULE IV - Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	$ 251,492	$ 252,577	$ 209,479
Ceded to other companies	374,235	301,143	215,203
Assumed from other companies	5,092,339	5,317,744	5,614,919
Net amount	$ 4,969,596	$ 5,269,178	$ 5,609,195
Percentage of amount assumed to net	102.00%	101.00%	100.00%
Life reinsurance in force
Gross amount	$ 0	$ 0	$ 0
Ceded to other companies	1,930,291	2,189,254	2,322,845
Assumed from other companies	167,198,163	180,825,066	198,284,805
Net amount	$ 165,267,872	$ 178,635,812	$ 195,961,960
Percentage of amount assumed to net	101.00%	101.00%	101.00%
Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	$ 0	$ 0	$ 0
Ceded to other companies	4,695	4,802	5,031
Assumed from other companies	778,754	873,854	943,054
Net amount	$ 774,059	$ 869,052	$ 938,023
Percentage of amount assumed to net	101.00%	101.00%	101.00%
Accident and health [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	$ 89,623	$ 89,535	$ 66,090
Ceded to other companies	46,568	57,978	40,065
Assumed from other companies	300,145	308,904	257,703
Net amount	$ 343,200	$ 340,461	$ 283,728
Percentage of amount assumed to net	87.00%	91.00%	91.00%
Property and casualty [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	$ 161,869	$ 163,042	$ 143,389
Ceded to other companies	322,972	238,363	170,107
Assumed from other companies	4,013,440	4,134,986	4,414,162
Net amount	$ 3,852,337	$ 4,059,665	$ 4,387,444
Percentage of amount assumed to net	104.00%	102.00%	101.00%